Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about loans and borrowing
As of December 31, 2025, 2024 and 2023, the terms and conditions of outstanding obligations are the following:

					Outstanding balances
					2025		2024		2023
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Entity
Banco Davivienda	Bank loan	2026	45.930%	COP	5	5	5	5	5	5
	Government guaranteed loan	2025	IBR + 1.500%		—	—	1,442	1,357	5,170	4,507
			IBR + 1.500%		—	—	701	667	1,959	1,734
		2029	IBR + 5.550%		9,647	7,613	11,842	8,721	17,167	11,108
		2025	IBR + 3.500%		—	—	1,516	1,435	4,079	3,546
		2027	IBR + 3.750%		7,053	6,535	13,299	11,633	24,286	19,086
		2028	IBR + 6.800%		8,654	7,008	11,791	8,958	18,498	12,568
		2025	IBR + 5.200%		—	—	2,272	2,194	—	—
			IBR + 4.700%		—	—	1,120	1,072	—	—
	Bank loan		IBR + 4.500%		—	—	2,920	2,735	—	—
			IBR + 3.500%		—	—	2,392	2,142	—	—
			IBR + 4.600%		—	—	836	787	—	—
					—	—	2,764	2,574	—	—
		2026	IBR + 3.500%		212	209	1,511	1,402	—	—
					320	312	1,302	1,196	—	—
		2026	IBR + 4.200%		1,140	1,115	—	—	—	—
			IBR + 4.800%		1,346	1,277	—	—	—	—
			IBR + 4.100%		983	907	—	—	—	—
			IBR + 4.300%		1,958	1,804	—	—	—	—
			IBR + 4.200%		1,591	1,524	—	—	—	—
Banco de Bogotá	Bank loan	2026	IBR + 7.000%	COP	1,824	1,776	2,350	2,024	1,300	1,228
		2026	IBR + 1.700%		242	239	—	—	—	—
		2026	IBR + 5.500%		2,111	2,002	6,710	5,935	13,884	11,181
		2026	46.230%		26	26	20	20	2	2
					4	4	8	8	3	3
		2025	IBR + 1.680%		—	—	544	530	—	—
			IBR + 4.000%		—	—	—	—	183	175
		2028	IBR + 2.950%		1,711	1,479	—	—	—	—
Banco de Occidente	Bank loan	2024	38.520%		—	—	—	—	3	3

					Outstanding balances
					2025		2024		2023
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Banco de Occidente	Bank loan	2025	IBR + 1.620%	COP	—	—	285	280	—	—
			IBR + 2.330%		—	—	220	216	—	—
			IBR + 2.970%		—	—	2,362	2,086	—	—
		2024	IBR + 3.730%		—	—	—	—	3,921	3,350
		2028	IBR + 4.990%		1,459	1,229	2,141	1,631	3,317	2,328
		2026	IBR + 2.120%		297	294	—	—	—	—
Bancolombia	Bank loan	2026	46.210%	COP	32	32	24	24	6	6
					1	1	5	5	2	2
		2024			—	—	—	—	3	3
		2025			—	—	2	2	10	10
		2026	IBR + 2.700%		4,543	4,455	—	—	—	—
			IBR + 1.500%		383	377	—	—	—	—
		2033	IBR + 3.20%		—	—	2,847	2,727	—	—
			IBR + 6.400%		6,950	4,387	8,819	4,753	11,599	5,936
		2026	IBR + 2.920%		375	371	4,599	4,277	—	—
		2025	IBR + 2.900%		—	—	4,391	4,304	—	—
			IBR + 3.300%		—	—	5,149	4,720	—	—
			IBR + 2.024%		—	—	2,807	2,732	—	—
		2024	IBR + 6.430%		—	—	—	—	9,057	7,952
		2026	39.640%		4	4	3	3	1	1
		2024	IBR + 6.672%		—	—	—	—	6,017	5,272
			IBR + 7.040%		—	—	—	—	6,130	4,854
		2024	IBR + 6.600%		—	—	—	—	1,576	1,483
		2026	DTF + 3.010%		554	514	1,264	1,086	2,353	1,883
		2026	33.08%		2	2	2	2	—	—
			IBR + 1.500%		3,654	3,591	—	—	—	—
			IBR + 3.100%		1,416	1,376	—	—	—	—
			IBR + 2.874%		2,931	2,847	—	—	—	—
			IBR + 3.140%		1,455	1,416	—	—	—	—
			IBR + 2.547%		5,410	4,975	—	—	—	—
			IBR + 2.240%		2,807	2,584	—	—	—	—
	Other financing	2033	DTF + 3.950%		70,876	36,359	75,582	36,437	93,317	42,390
Banco Citibank Colombia	Bank loan	2026	14.840%	COP	34,576	32,380	32,823	30,812	12,841	11,964
			12.600%		11,763	10,998	10,641	10,641	35,979	34,119
			14.540%		11,816	11,090	11,352	10,630	12,521	11,793
			13.590%		12,971	12,168	12,380	11,626	—	—
			12.600%		19,575	18,311	18,521	17,457	13,963	13,049

					Outstanding balances
					2025		2024		2023
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Itaú Corpbanca Colombia S.A.	Bank loan	2026	45.240%	COP	3	3	9	9	75	75
		2024	8.640%		—	—	—	—	4,197	3,862
			IBR + 3.650%		—	—	—	—	—	—
		2035	IBR + 3.490%		70,519	41,912	56,151	44,747	66,588	51,449
Boston Scientific Colombia Ltda.		2028	10.780%		1,268	1,084	1,574	1,279	2,139	1,646
Banco de Crédito del Perú	Bank loan	2024	9.700%	S/	—	—	—	—	13,106	12,648
			6.930%	US$	—	—	—	—	15,367	15,301
		2025	7.850%	US$	—	—	15,368	15,124	—	—
			7.200%	S/	—	—	16,274	16,025	—	—
		2026	4.900%	S/	23,271	23,024	—	—	—	—
Scotiabank Perú S.A.A.	Bank loan	2024	8.500%	S/	—	—	—	—	61,700	60,307
			8.700%		—	—	—	—	41,126	40,126
	Other financing	2027	6.300%	S/	47,711	43,269	60,472	52,804	73,234	61,694
	Bank loan	2025	5.900%		—	—	20,374	20,137	—	—
			6.000%		—	—	20,392	20,270	—	—
			6.230%		—	—	40,814	40,711	—	—
			5.950%		—	—	20,389	20,203	—	—
		2026	5.350%		20,342	20,199	—	—	—	—
			5.400%		10,177	10,125	—	—	—	—
Banco BBVA Continental		2025	6.500%		—	—	20,620	20,246	—	—
			8.200%		—	—	9,570	9,524	—	—
			6.530%		—	—	9,289	9,065	—	—
Banco ITAU		2024	6.950%	US$	—	—	—	—	9,605	9,578
Banco Interamericano de Finanzas		2024	8.450%	S/	—	—	—	—	9,376	9,201
			7.610%	US$	—	—	—	—	7,520	7,464
			8.150%	S/	—	—	—	—	5,204	5,094
			8.300%		—	—	—	—	8,530	8,373
		2025	6.650%		—	—	8,262	8,212	—	—
			6.200%		—	—	10,718	10,566	—	—
		2026	5.250%	S/	5,133	5,070	—	—	—	—
Banco Internacional del Perú S.A.A.	Bank loan	2024	7.750%	US$	—	—	—	—	7,714	7,656
			7.380%		—	—	—	—	7,700	7,670
			6.830%	S/	—	—	8,269	8,252	—	—
		2025	5.950%		—	—	8,196	8,081	—	—
Banco Pichincha	Bank loan	2024	7.350%		—	—	—	—	29,851	29,650
		2025	6.100%	S/	—	—	14,209	14,174	—	—
			5.900%		—	—	16,222	16,054	—	—

					Outstanding balances
					2025		2024		2023
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Banco Citibank	Bank loan	2024	10.060%	S/	—	—	—	—	31,383	30,285

		2025	8.800%		—	—	20,776	20,517	—	—

			8.380%	US $	—	—	39,121	37,818	—	—
Banco GNB	Bank loan	2025	5.900%	S/	—	—	9,683	9,559	—	—
Secured bonds issues	Senior notes	2025	6.500%	US$	—	—	—	—	237,560	210,837

		2029	10.000%		465,157	337,659	1,757,784	1,187,816	1,503,087	942,766
		2032	8.750%		1,982,279	1,225,105	—	—	—	—
Scotiabank Perú S.A.A and Banco Interamericano de Finanzas	Bank loan	2030	7.750%	S/	258,849	199,109	—	—	—	—
Banco Santander México, HSBC and Citibank	Bank loan	2028	SOFR+4.875%	US$	—	—	608,680	462,665	642,769	454,486

			TIIE+4.500%	MXN	—	—	1,816,554	1,221,939	1,839,540	1,125,742
			SOFR+4.875%	US$	—	—	143,341	109,120	640,706	454,131
Banco Santander México, HSBC México, Banco Citi México, BBVA México and International Finance Corporation	Bank loan	2030	TIIE+3.250%	MXN	1,933,710	1,369,505	—	—	—	—
HSBC México	Bank loan	2025	12.430%	MXN	—	—	33,873	33,011	—	—
		2026	9.150%		57,327	52,150	—	—	—	—
Banco Citibank Mexico	Bank loan	2026	10.010%	MXN	24,644	20,700	—	—	—	—

Total					5,133,067	3,532,510	5,048,548	3,619,774	5,557,229	3,761,582

Current					—	316,339	—	654,233	—	385,300

Non-current					—	3,216,171	—	2,965,541	—	3,376,282

Disclosure of reconciliation of liabilities arising from financing activities
(b)	Reconciliation of movement in liabilities to cash flows arising from financing activities:

In thousands of soles	Financial loan	Deferred income	Lease liabilities	Derivatives premiums payable	Liability for mandatory purchase of NCI	Accounts payable related with exchange	Share capital/ premium	Retained earnings (losses)	Translation reserve	Merge reserve	Non- controlling interest	Total
Balance as of January 1, 2025	3,619,774	315	147,888	85,849		5,128	1,225,973	(273,533)	(232,770)	674,889	145,724	5,399,237
Changes in cash flows from financing
Proceeds from loans and borrowings	4,097,522	—	—	—	—	—	—	—	—	—	—	4,097,522
Payment for borrowings from financial obligations	(4,022,294)	—	—	—	—	—	—	—	—	—	—	(4,022,294)
Payment of lease liabilities	—	—	(43,851)	—	—	—	—	—	—	—	—	(43,851)
Interest paid	(408,268)	—	—	—	—	—	—	—	—	—	—	(408,268)
Payment for costs of extinguishment of debt	(64,818)											(64,818)
Penalty paid for debt prepayment	(81)	—	—	—	—	—	—	—	—	—	—	(81)
Payment for derivatives premiums	—	—	—	(22,804)	—	—	—	—	—	—	—	(22,804)

Total changes from financing cash flows	(397,939)	—	(43,851)	(22,804)	—	—	—	—	—	—	—	(464,594)

Effect of changes in foreign exchange rates	(161,628)	13	(5,929)	43	468	(1,151)	—	—	84,118	—	—	(84,066)

Changes arising from obtaining control of new subsidiaries	—	—	—	—	—	—	—	—	—	—	—	—

Total equity-related other changes	—	—	—	—	68,111	—	1,131	80,918	—	(68,111)	19,872	101,921

Other changes
Assets acquired through new leases	—	—	14,737	—	—	—	—	—	—	—	—	14,737
Acquisition of derivative with premiums financing	—	—	—	103,971	—	—	—	—	—	—	—	103,971
Lease contracts cancelled		—	(673)	—	—	—	—	—	—	—	—	(673)
Extinguishment of Debt	64,818	—	—	—	—	—	—	—	—	—	—	64,818
Financial debt prepayment penalty	243	—	—	—	—	—	—	—	—	—	—	243
Interest expense	413,542	(143)	11,347	8,970	3,143	—	—	—	—	—	—	436,859
Transaction costs related to loans and borrowings	(6,300)	—	—	—	—	—	—	—	—	—	—	(6,300)
Unwind of derivative financial instruments net of premiums payable	—	—	—	(30,914)	—	—	—	—	—	—	—	(30,914)

Balance as of December 31, 2025	3,532,510	185	123,519	145,115	71,722	3,977	1,227,104	(192,615)	(148,652)	606,778	165,596	5,535,239

In thousands of soles	Financial loan	Deferred income	Lease liabilities	Derivatives premiums payable	Accounts payable related with exchange	Share capital/ premium	Retained earnings (losses)	Translation reserve	Merge reserve	Non- controlling interest	Total
Balance as of January 1, 2024	3,761,582	619	158,045	157,896	21,735	8,820	(366,899)	140,066	1,626,411	311,281	5,819,556
Changes in cash flows from financing
Proceeds from issuance of common stock in initial public offering, net of issuance costs	—	—	—	—	—	1,267,794	—	—	—	—	1,267,794
Payments of initial public offering costs	—	—	—	—	—	(15,908)	—	—	—	—	(15,908)
Proceeds from loans and borrowings	1,239,486	—	—	—	—	—	—	—	—	—	1,239,486
Payment for borrowings from financial obligations	(1,125,622)	—	—	—	—	—	—	—	—	—	(1,125,622)
Payment for costs of extinguishment of debt	—	—	—	—	(16,607)	—	—	—	—	—	(16,607)
Payment of lease liabilities	—	—	(45,593)	—	—	—	—	—	—	—	(45,593)
Trust funds	—	—	—	—	—	—	—	—	—	—	—
Interest paid	(450,982)	—	—	—	—	—	—	—	—	—	(450,982)
Penalty paid for debt prepayment	—	—	—	—	—	—	—	—	—	—	—
Acquisition of non-controlling interest	—	—	—	—	—	—	—	18,909	(1,076,628)	(159,910)	(1,217,629)
Dividends paid	—	—	—	—	—	—	—	—	—	—	—
Payment for derivatives premiums	—	—	—	(50,705)	—	—	—	—	—	—	(50,705)

Total changes from financing cash flows	(337,118)	—	(45,593)	(50,705)	(16,607)	1,251,886	—	18,909	(1,076,628)	(159,910)	(415,766)

Effect of changes in foreign exchange rates	(268,512)	(48)	(4,256)	(4,201)	—	—	—	(391,745)	—	—	(668,762)

Changes arising from obtaining control of new subsidiaries	—	—	—	—	—	—	—	—	—	—	—

Changes in fair value	—	—	—	—	—	—	—	—	—	—	—
Total equity-related other changes	—	—	—	—	—	(34,733)	93,366	—	125,106	(5,647)	178,092

Other changes
Assets acquired through new leases	—	—	26,837	—	—	—	—	—	—	—	26,837
Acquisition of derivative with premiums financing	—	—	—	60,957	—	—	—	—	—	—	60,957
Lease contracts cancelled	—	—	—	—	—	—	—	—	—	—	—
Debt exchange	5,595	—	—	—	—	—	—	—	—	—	5,595
Interest expense	459,157	(256)	12,855	7,451	—	—	—	—	—	—	479,207
Transaction costs related to loans and borrowings	(930)	—	—	—	—	—	—	—	—	—	(930)
Unwind of derivative financial instruments net of premiums payable	—	—	—	(85,549)	—	—	—	—	—	—	(85,549)

Balance as of December 31, 2024	3,619,774	315	147,888	85,849	5,128	1,225,973	(273,533)	(232,770)	674,889	145,724	5,399,237

In thousands of soles	Financial loan	Deferred income	Lease liabilities	Derivatives premiums payable	Trust funds	Share capital/ premium	Retained earnings (losses)	Merge reserve	Non- controlling interest	Total
Balance as of January 1, 2023	3,348,647	880	162,922	75,375	(96,674)	622,592	(90,982)	699,333	493,082	5,215,175
Changes in cash flows from financing
Proceeds from loans and borrowings	4,871,380	—	—	—	—	—	—	—	—	4,871,380
Payment for borrowings from financial obligations	(4,520,827)	—	—	—	—	—	—	—	—	(4,520,827)
Payment of lease liabilities	—	—	(42,530)	—	—	—	—	—	—	(42,530)
Trust funds	—	—	—	—	94,539	—	—	—	—	94,539
Interest paid	(566,774)	—	—	—	—	—	—	—	—	(566,774)
Penalty paid for debt prepayment	(53,285)	—	—	—	—	—	—	—	—	(53,285)
Contributions from non-controlling shareholder	—	—	—	—	—	—	—	(1,016)	1,032	16
Dividends paid	—	—	—	—	—	—	—	—	(6,841)	(6,841)
Payment for derivatives premiums	—	—	—	(51,141)	—	—	—	—	—	(51,141)

Total changes from financing cash flows	(269,506)	—	(42,530)	(51,141)	94,539	—	—	(1,016)	(5,809)	(275,463)

Effect of changes in foreign exchange rates	81,760	(7)	6,129	5,237	3,172	—	—	—	—	96,291

Changes arising from obtaining control of new subsidiaries	—	—	—	—	—	—	—	—	—	—

Changes in fair value	—	—	—	—	—	—	—	—	—	—
Total equity-related other changes	—	—	—	—	—	(613,772)	(275,917)	928,094	(175,992)	(137,587)

Other changes
Assets acquired through new leases	—	—	18,233	—	—	—	—	—	—	18,233
Acquisition of derivative with premiums financing	—	—	—	124,349	—	—	—	—	—	124,349
Lease contracts cancelled	—	—	(174)	—	—	—	—	—	—	(174)
Debt exchange	40,581	—	—	—	—	—	—	—	—	40,581
Interest expense	507,198	(254)	13,465	4,076	(1,037)	—	—	—	—	523,448
Transaction costs related to loans and borrowings	(383)	—	—	—	—	—	—	—	—	(383)
Financial debt prepayment penalty	53,285	—	—	—	—	—	—	—	—	53,285

Balance as of December 31, 2023	3,761,582	619	158,045	157,896	—	8,820	(366,899)	1,626,411	311,281	5,657,755